Employee Benefit Expenses - Summary OF Employee Benefit Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Benefit Expenses [abstract]
Wages and salaries	₺ 2,030,641	₺ 1,746,147	₺ 1,450,262
Employee termination benefits	29,140	32,862	32,977
Defined contribution plans	9,361	8,107	7,722
Employee benefit expenses	₺ 2,069,142	₺ 1,787,116	₺ 1,490,961